FAIR VALUE MEASUREMENTS - Recurring Basis at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	$ 6,160,513	$ 4,674,336
Liabilities, fair value	775,279	722,470
Without readily determinable fair values	67,158	63,227
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	3,533,960	3,224,772
Liabilities, fair value	257,367	64,679
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	1,737,461	844,042
Liabilities, fair value	517,912	521,599
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	889,092	605,522
Liabilities, fair value	0	136,192
Investments sold short
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value	213,941	6,524
Investments sold short | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value	213,941	6,524
Investments sold short | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value	0	0
Investments sold short | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value	0	0
Derivative liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value	67,400	165,858
Derivative liabilities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value	43,426	58,155
Derivative liabilities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value	23,974	107,703
Derivative liabilities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value	0
Embedded derivative — Digital assets borrowed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value	152,885	252,635
Embedded derivative — Digital assets borrowed | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value	0
Embedded derivative — Digital assets borrowed | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value	152,885	252,635
Embedded derivative — Digital assets borrowed | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value	0
Embedded derivative — Notes payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		136,192
Embedded derivative — Notes payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		0
Embedded derivative — Notes payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		0
Embedded derivative — Notes payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		136,192
Digital financial assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	322,949	359,665
Digital financial assets | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	157,944	354,851
Digital financial assets | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	165,005	4,814
Digital financial assets | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	0	0
Digital intangible assets at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	2,729,972	2,018,357
Digital intangible assets at fair value | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	2,402,298	1,929,661
Digital intangible assets at fair value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	326,843	68,239
Digital intangible assets at fair value | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	831	20,457
Digital assets loan receivable, net of allowance — Financial assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	380,127	393,734
Digital assets loan receivable, net of allowance — Financial assets | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	0	0
Digital assets loan receivable, net of allowance — Financial assets | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	380,127	393,734
Digital assets loan receivable, net of allowance — Financial assets | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	0	0
Digital assets receivable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	21,432	60,720
Digital assets receivable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	49	204
Digital assets receivable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	0	24
Digital assets receivable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	21,383	60,492
Assets posted as collateral — Digital assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	716,754	278,527
Assets posted as collateral — Digital assets | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	0	0
Assets posted as collateral — Digital assets | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	716,754	278,527
Assets posted as collateral — Digital assets | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	0	0
Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	152,579	207,653
Derivative assets | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	129,709	188,836
Derivative assets | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	22,870	18,817
Derivative assets | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	0
Embedded derivative — Digital assets borrowed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	58,818	24,039
Embedded derivative — Digital assets borrowed | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	0	0
Embedded derivative — Digital assets borrowed | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	58,818	24,039
Embedded derivative — Digital assets borrowed | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	0	0
Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	1,710,937	1,275,793
Net asset value	328,100	304,500
Without readily determinable fair values	67,200	63,200
Investments | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	843,960	751,220
Investments | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	99	0
Investments | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value	$ 866,878	524,573
Galaxy Digital Holdings, LP
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		4,674,336	$ 1,745,975
Liabilities, fair value		722,470	360,978
Without readily determinable fair values		63,227	83,702
Galaxy Digital Holdings, LP | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		3,224,772	833,347
Liabilities, fair value		64,679	80,862
Galaxy Digital Holdings, LP | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		844,042	459,479
Liabilities, fair value		521,599	269,644
Galaxy Digital Holdings, LP | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		605,522	453,149
Liabilities, fair value		136,192	10,472
Galaxy Digital Holdings, LP | Investments sold short
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		6,524	25,295
Galaxy Digital Holdings, LP | Investments sold short | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		6,524	25,295
Galaxy Digital Holdings, LP | Investments sold short | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		0	0
Galaxy Digital Holdings, LP | Investments sold short | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		0	0
Galaxy Digital Holdings, LP | Derivative liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		165,858	160,642
Galaxy Digital Holdings, LP | Derivative liabilities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		58,155	55,567
Galaxy Digital Holdings, LP | Derivative liabilities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		107,703	105,075
Galaxy Digital Holdings, LP | Derivative liabilities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value			0
Galaxy Digital Holdings, LP | Embedded derivative — Digital assets borrowed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		252,635	29,874
Galaxy Digital Holdings, LP | Embedded derivative — Digital assets borrowed | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value			0
Galaxy Digital Holdings, LP | Embedded derivative — Digital assets borrowed | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		252,635	29,874
Galaxy Digital Holdings, LP | Embedded derivative — Digital assets borrowed | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value			0
Galaxy Digital Holdings, LP | Embedded derivative — Collateral payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		161,261	134,695
Galaxy Digital Holdings, LP | Embedded derivative — Collateral payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value			0
Galaxy Digital Holdings, LP | Embedded derivative — Collateral payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		161,261	134,695
Galaxy Digital Holdings, LP | Embedded derivative — Collateral payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value			0
Galaxy Digital Holdings, LP | Embedded derivative — Notes payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		136,192	10,472
Galaxy Digital Holdings, LP | Embedded derivative — Notes payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		0	0
Galaxy Digital Holdings, LP | Embedded derivative — Notes payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		0	0
Galaxy Digital Holdings, LP | Embedded derivative — Notes payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		136,192	10,472
Galaxy Digital Holdings, LP | Digital financial assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		359,665	74,386
Galaxy Digital Holdings, LP | Digital financial assets | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		354,851	74,386
Galaxy Digital Holdings, LP | Digital financial assets | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		4,814	0
Galaxy Digital Holdings, LP | Digital financial assets | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		0	0
Galaxy Digital Holdings, LP | Digital intangible assets at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		2,018,357	736,151
Galaxy Digital Holdings, LP | Digital intangible assets at fair value | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		1,929,661	655,473
Galaxy Digital Holdings, LP | Digital intangible assets at fair value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		68,239	12,674
Galaxy Digital Holdings, LP | Digital intangible assets at fair value | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		20,457	68,004
Galaxy Digital Holdings, LP | Digital assets loan receivable, net of allowance — Financial assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		393,734	12,000
Galaxy Digital Holdings, LP | Digital assets loan receivable, net of allowance — Financial assets | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		0	0
Galaxy Digital Holdings, LP | Digital assets loan receivable, net of allowance — Financial assets | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		393,734	12,000
Galaxy Digital Holdings, LP | Digital assets loan receivable, net of allowance — Financial assets | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		0	0
Galaxy Digital Holdings, LP | Digital assets receivable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		60,720	20,860
Galaxy Digital Holdings, LP | Digital assets receivable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		204	196
Galaxy Digital Holdings, LP | Digital assets receivable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		24	95
Galaxy Digital Holdings, LP | Digital assets receivable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		60,492	20,569
Galaxy Digital Holdings, LP | Assets posted as collateral — Digital assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		278,527	316,104
Galaxy Digital Holdings, LP | Assets posted as collateral — Digital assets | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		0	0
Galaxy Digital Holdings, LP | Assets posted as collateral — Digital assets | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		278,527	316,104
Galaxy Digital Holdings, LP | Assets posted as collateral — Digital assets | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		0	0
Galaxy Digital Holdings, LP | Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		207,653	173,209
Galaxy Digital Holdings, LP | Derivative assets | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		188,836	59,724
Galaxy Digital Holdings, LP | Derivative assets | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		18,817	113,485
Galaxy Digital Holdings, LP | Derivative assets | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value			0
Galaxy Digital Holdings, LP | Embedded derivative — Collateral payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		55,848	4,244
Galaxy Digital Holdings, LP | Embedded derivative — Collateral payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		0	0
Galaxy Digital Holdings, LP | Embedded derivative — Collateral payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		55,848	4,244
Galaxy Digital Holdings, LP | Embedded derivative — Collateral payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		0	0
Galaxy Digital Holdings, LP | Embedded derivative — Digital assets borrowed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		24,039	877
Galaxy Digital Holdings, LP | Embedded derivative — Digital assets borrowed | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		0	0
Galaxy Digital Holdings, LP | Embedded derivative — Digital assets borrowed | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		24,039	877
Galaxy Digital Holdings, LP | Embedded derivative — Digital assets borrowed | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		0	0
Galaxy Digital Holdings, LP | Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		1,275,793	408,144
Net asset value		304,500	243,300
Without readily determinable fair values		63,200	83,700
Galaxy Digital Holdings, LP | Investments | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		751,220	43,568
Galaxy Digital Holdings, LP | Investments | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		0	0
Galaxy Digital Holdings, LP | Investments | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		$ 524,573	$ 364,576